Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]
21.	Subsequent events

On February 8, 2023, the Company’s subsidiary, SEED, received $2,000 from Lilly upon achievement of certain pre-clinical discovery milestone under the Lilly Collaboration Agreement.

Effective on March 16, 2023, the Board of the Company approved the deregistration of its wholly owned subsidiary BeyondSpring Australia.